Share-based compensation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based payment arrangements
Unrecognized stock-based compensation expense relating to stock options	$ 12.2	$ 13.7
Virtual share option awards
Share-based payment arrangements
Award requisite service period	36 months
Stock options
Share-based payment arrangements
Weighted-average amortization period	1 year 11 months 12 days	2 years
Performance stock units
Share-based payment arrangements
Weighted-average amortization period	1 year 6 months 10 days	1 year 4 months 28 days
Unrecognized stock-based compensation expense	$ 10.7	$ 2.3
Plan modification, incremental cost	$ 19.1
RSUs
Share-based payment arrangements
Weighted-average amortization period	2 years 4 months 20 days	1 year 11 months 12 days
Unrecognized stock-based compensation expense	$ 33.9	$ 15.7
2018 Long Term Incentive Plan | SVS
Share-based payment arrangements
Percent of shares reserved for future issuance	10.00%